Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	96 Months Ended
		Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
Multi-Manager Directional Alternative Strategies Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Institutional Class
Average Annual Return, Percent	[1],[2]	12.89%	10.26%	5.43%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500®Index
Average Annual Return, Percent	[3]	12.10%	15.61%	13.89%
HFRX Equity Hedge Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		HFRX Equity Hedge Index
Average Annual Return, Percent		5.35%	7.69%	4.59%
Wilshire Liquid Alternative Equity Hedge Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Wilshire Liquid Alternative Equity Hedge Index
Average Annual Return, Percent		4.17%	7.36%	4.53%
MSCI World Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Index (Net)
Average Annual Return, Percent		12.16%	13.95%	11.32%

[1]	The Fund's performance prior to February 26, 2025 reflects returns achieved by one or more different subadvisers. If the Fund's Investment Manager and current subadviser had been in place for the prior periods, results shown may have been different.
[2]	The returns shown for periods prior to January 3, 2017 (including Since Fund Inception returns, if shown) include the returns of Class A. Class A shares were offered prior to the Fund's Institutional Class shares but have since been merged into the Fund’s Institutional Class shares. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.
[3]	Effective August 1, 2024, the Fund compares its performance to the S&P 500® Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors in which the Fund primarily invests.